Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2021		Oct. 31, 2020
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		$ 803
Assets at end of period		675		$ 803
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,903
Assets at end of period		2,442		1,903
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		803		545
Change in fair value included in earnings		(222)		(341)
Change in fair value included in other comprehensive income	[1]	(56)		7
Purchases/Issuances		1,475		1,388
Sales	[2]	(1,256)		(783)
Transfers into Level 3		169		228
Transfers out of Level 3		(231)		(241)
Assets at end of period		682		803
Change in unrealized gains (losses) recorded in income for instruments still held		38	[3]	(233)	[4]
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		803		538
Change in fair value included in earnings		(222)		(351)
Change in fair value included in other comprehensive income	[1]	(56)		9
Purchases/Issuances		1,465		1,338
Sales	[2]	(1,253)		(715)
Transfers into Level 3		169		225
Transfers out of Level 3		(231)		(241)
Assets at end of period		675		803
Change in unrealized gains (losses) recorded in income for instruments still held		38	[3]	(232)	[4]
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		0		7
Change in fair value included in earnings				10
Change in fair value included in other comprehensive income	[1]			(2)
Purchases/Issuances		10		50
Sales	[2]	(3)		(68)
Transfers into Level 3				3
Assets at end of period		7		0
Change in unrealized gains (losses) recorded in income for instruments still held	[4]			(1)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,903		1,984
Change in fair value included in earnings		315		4
Change in fair value included in other comprehensive income	[1]	(92)		17
Purchases/Issuances		628		356
Sales	[2]	(276)		(459)
Maturities/Settlement		(4)
Transfers into Level 3				1
Transfers out of Level 3		(32)
Assets at end of period		2,442		1,903
Change in unrealized gains (losses) recorded in income for instruments still held		374	[3]	35	[4]
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,903		1,984
Change in fair value included in earnings		315		4
Change in fair value included in other comprehensive income	[1]	(92)		17
Purchases/Issuances		628		356
Sales	[2]	(276)		(459)
Maturities/Settlement		(4)
Transfers into Level 3				1
Transfers out of Level 3		(32)
Assets at end of period		2,442		1,903
Change in unrealized gains (losses) recorded in income for instruments still held		374	[3]	35	[4]
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		94		82
Change in fair value included in other comprehensive income	[1]	26		1
Purchases/Issuances		13		11
Assets at end of period		133		94
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		93		81
Change in fair value included in other comprehensive income	[1]	26		1
Purchases/Issuances		13		11
Assets at end of period		132		93
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1		1
Assets at end of period		1		1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,945		1,736
Change in fair value included in earnings				(3)
Change in fair value included in other comprehensive income	[1]	(150)		156
Purchases/Issuances		1,812		1,803
Maturities/Settlement		(1,302)		(1,747)
Transfers out of Level 3		(2,299)
Assets at end of period		6		1,945
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		4		1
Transfers into Level 3				4
Transfers out of Level 3		(2)		(1)
Liabilities at end of period		2		4
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		4		1
Transfers into Level 3				4
Transfers out of Level 3		(2)		(1)
Liabilities at end of period		2		4
Other Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		0
Sales		(13)
Transfers into Level 3		13
Liabilities at end of period		$ 0		$ 0

[1]	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
[2]	Includes proceeds received on securities sold but not yet purchased.
[3]	Changes in unrealized gains (losses) on FVTPL securities still held on October 31, 2021 are included in earnings for the year.
[4]	Changes in unrealized gains (losses) on trading securities, derivative assets and derivative liabilities still held on October 31, 2020 are included in earnings for the year.